Partnership Units Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of liability [text block] [Abstract]
Schedule of LP units issued
Number
Class A LP Units and Class B LP Units	19,428,491
Class C LP Units	18,098,362
37,526,853